Appendix III: Debentures and Bonds - Debentures and Bonds Issued (Details) € in Millions, S/ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 75			€ 181
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 1,000
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.069%	1.069%	1.069%	1.069%
Telefónica Emisiones, S.A.U. | SHELF Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds	$ 1,250	€ 1,113
Telefónica Emisiones, S.A.U. | SHELF Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.52%	5.52%	5.52%	5.52%
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 1,000
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.788%	1.788%	1.788%	1.788%
Telefónica Emisiones, S.A.U. | EMTN Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 500
Telefónica Emisiones, S.A.U. | EMTN Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	1.957%	1.957%	1.957%	1.957%
Telefonica del Peru, SAA | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 457		S/ 1,700
Telefonica del Peru, SAA | Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	7.375%	7.375%	7.375%	7.375%
Colombia Telecomunicaciones, S.A, ESP | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 94	$ 347,590
Colombia Telecomunicaciones, S.A, ESP | Bond | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	6.65%	6.65%	6.65%	6.65%
Colombia Telecomunicaciones, S.A, ESP | Bond
Disclosure of detailed information about borrowings [line items]
Debentures and bonds		€ 41	$ 152,410
Colombia Telecomunicaciones, S.A, ESP | Bond | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	3.39%	3.39%	3.39%	3.39%